United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/12

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          January 18, 2013

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      37
Form 13F Information Table Value Total:      $375,840
                                            (thousands)
List of Other Included Managers:  NONE
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

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER  INSTR. V SOLE  SHARED  NONE
1/100 BERKSHIRE HTWY CL  COM       084990175    2,280,000        1,700.00 X                              1,400        0      300
ACURA PHARMACEUTICALS    COM       00509L703       98,000       44,050.00 X                             44,050        0        0
ALLIED HEALTHCARE PRODS  COM       019222108       27,000       10,000.00 X                                  0        0   10,000
ALTRIA GROUP INC.        COM       02209S103      267,000        8,471.00 X                                  0        0    8,471
ARCH COAL INC.           COM       039380100      110,000       15,000.00 X                             15,000        0        0
BAIDU INC.               COM       056752108    6,575,000       65,553.00 X                             32,755        0   32,798
BERKSHIRE HATHAWAY B     COM       084670702      253,000        2,815.00 X                              1,325        0    1,490
CH ROBINSON WORLDWIDE    COM       12541W209   13,539,000      214,149.00 X                            105,806        0  108,343
CVS CAREMARK CORP.       COM       126650100   20,559,000      425,193.00 X                            213,413        0  211,780
CAPITAL ONE FINANCIAL    COM       14040H105   25,492,000      440,038.00 X                            222,274        0  217,764
COGNIZANT TECH SOL CL A  COM       192446102   33,382,000      451,820.00 X                            225,024        0  226,796
DANAHER CORP.            COM       235851102   41,043,000      734,216.00 X                            363,963        0  370,253
EBAY INC.                COM       278642103   23,189,000      454,697.00 X                            227,699        0  226,998
EMERSON ELECTRIC CO      COM       291011104      239,000        4,501.00 X                              3,825        0      676
EXPRESS SCRIPTS HOLDING  COM       30219G108   70,487,000    1,305,304.00 X                            625,728        0  679,576
GABRIEL TECHNOLOGIES     COM       362447104        1,000       10,000.00 X                             10,000        0        0
GOOGLE INC. CLASS A      COM       38259P508   15,446,000       21,835.00 X                             10,832        0   11,003
IDEXX LABS INC.          COM       45168D104    9,781,000      105,393.00 X                             52,432        0   52,961
INTERCONTINENTAL EXCHANG COM       45865V100   21,867,000      176,617.00 X                             87,552        0   89,065
INTL. BUSINESS MACHINES  COM       459200101      797,000        4,159.00 X                                500        0    3,659
JOHNSON & JOHNSON        COM       478160104      383,000        5,459.00 X                              4,120        0    1,339
MONSANTO CO.             COM       61166W101   16,175,000      170,889.00 X                             85,599        0   85,290
PATRIOT MOTORCYCLES CORP COM       70337D108        1,000       10,000.00 X                             10,000        0        0
PEMBINA PIPELINE CORP.   COM       706327103      342,000       11,939.00 X                             11,939        0        0
PHILIP MORRIS INTL. INC. COM       718172109      798,000        9,531.00 X                                  0        0    9,531
PRAXAIR INC.             COM       74005P104   22,819,000      208,482.00 X                            104,555        0  103,927
QUALCOMM INC.            COM       747525103   13,188,000      213,189.00 X                            106,630        0  106,559
RICHARDS PACKAGING INCOM COM       763102100      178,000       20,500.00 X                                  0        0   20,500
SANTARUS INC             COM       802817304      220,000       20,000.00 X                             20,000        0        0
SENESCO TECH INC. NEW    COM       817208408        4,000       20,000.00 X                             20,000        0        0
SHERWIN-WILLIAMS         COM       824348106      277,000        1,800.00 X                              1,800        0        0
SIRIUS XM RADIO INC.     COM       82967N108       58,000       20,000.00 X                             20,000        0        0
TECH SOLUTIONS CO.       COM       87872T207        1,000       12,625.00 X                                  0        0   12,625
U.S. BANCORP DEL NEW     COM       902973304      579,000       18,101.00 X                             18,101        0        0
UNION PACIFIC CORP.      COM       907818108      317,000        2,515.00 X                                  0        0    2,515
VISA INC.                COM       92826C839   35,086,000      231,468.00 X                            114,842        0  116,627


REPORT SUMMARY                                375,840,000



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